Acquisitions (Details 8) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2016
Revenues	$ 142,903	$ 105,084	$ 317,080	$ 105,114	$ 165,991	$ 839
Cost of revenues	(243,967)	(129,515)	(433,939)	(335,124)	(473,056)	(255,925)
Operating expenses:
Selling, general and administrative expenses	1,297,525	963,311	4,532,490	2,418,897	5,168,512	2,028,877
Other income (expense)	128,189	8,548	221,438	8,548	1,744,049	265,614
Net loss	$ (1,526,778)	$ (996,290)	$ (4,870,787)	$ (2,657,455)	$ (7,219,626)	$ (2,549,577)
Weighted average number of common shares Outstanding – basic and fully diluted	62,999,745	45,211,250	58,622,658	42,729,626	44,840,743	34,163,263
Net loss per share – basic and fully diluted	$ (0.02)	$ (0.02)	$ (0.08)	$ (0.06)	$ (0.16)	$ (0.07)
Rezserve Technologies Ltd [Member] | Combined Pro Forma [Member]
Revenues			$ 191,754
Cost of revenues			337,813
Gross profit (loss)			(146,059)
Operating expenses:
Selling, general and administrative expenses			2,567,908
Loss from operations			(2,713,967)
Other income (expense)			(8,548)
Net loss			$ (2,722,515)
Weighted average number of common shares Outstanding – basic and fully diluted			42,729,626
Net loss per share – basic and fully diluted			$ (0.06)
Acquisition [Member]
Revenues			$ 322,135	$ 70,806	$ 316,551		$ 441,981
Cost of revenues			622,012	413,274	(485,034)		(251,361)
Gross profit (loss)			(299,877)	(342,468)	(168,483)		190,620
Operating expenses:
Selling, general and administrative expenses			4,006,775	2,315,178	(5,286,972)		(2,375,860)
Loss from operations			(4,306,652)	(2,657,646)	(5,455,455)		(2,185,240)
Other income (expense)			(156,355)		(1,748,667)		(265,236)
Net loss			$ (4,463,007)	$ (2,657,646)	$ (7,204,121)		$ (2,450,476)
Weighted average number of common shares Outstanding – basic and fully diluted			58,622,658	42,729,626	44,840,743		34,163,263
Net loss per share – basic and fully diluted			$ (0.08)	$ (0.06)	$ (0.16)		$ (0.07)